Long-term investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Equity loss	$ (1,283)	$ (3,686)	$ (2,664)	$ (7,570)
Capital contributions to investments accounted for by the equity method investment	$ 3,512	$ 4,185	$ 6,364	$ 8,871